Accounts Receivable - Summary of Activity for Allowance for Doubtful Accounts Receivable (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Allowance For Doubtful Accounts Receivable Rollforward
Balance at the beginning of the year	₨ 128,559	$ 1,859	₨ 44,478
Provision for doubtful accounts	40,208	581	84,081
Provision written off	(128,559)	(1,859)
Balance at the end of the year	₨ 40,208	$ 581	₨ 128,559